STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			312,500		525,550
Share-based compensation arrangements, options, grants in period, weighted average exercise price			$ 6.00		$ 5.36	$ 8.50
Stock Issued During Period, Shares, Restricted Stock Award, Gross			152,500
Shares Issued, Price Per Share	$ 5.00		$ 5.00
Share-based Payment Arrangement, Expense	$ 477	$ 563	$ 1,314	$ 1,381	$ 2,187	$ 965
Share-based compensation aggregate fair value of option					1,500	$ 500
Weighted-average grant date fair value of options vested						$ 9.00
Aggregate fair value of restricted stock units					400	$ 200
Total unrecognized compensation cost related to unvested stock options and restricted stock units					2,500
Share-based compensation expense			$ 1,228	$ 1,354	2,187	$ 1,535
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 40
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, description			stock options have been granted with an exercise price equal to the market value of the common stock on the date of grant, with expiration 10 years from the date they are granted, and generally vest over a one to three-year period for employees and members of the Board.		stock options have been granted with an exercise price equal to the market value of the common stock on the date of grant, expire 10 years from the date they are granted, and generally vested over a one to three-year period for employees and members of the Board. Upon exercise, new shares will be issued by the Company. The restricted shares and restricted stock units (“RSUs”) granted to employees generally have a three-year graded vesting period and are subject to accelerated vesting and forfeiture under certain circumstances. Restricted shares and RSUs granted to Board members generally have a three-year graded vesting period and are subject to accelerated vesting and forfeiture under certain circumstances.